RELATED PARTY TRANSACTIONS (Details) - Convertible Promissory Note [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Nov. 02, 2020
Probability for consummation of business combination		85.00%	85.00%
Fair value as of January 1, 2021	$ 1,604,359	$ 0
Initial measurement on November 2, 2020		1,493,877
Change in valuation inputs and other assumptions	27,624	110,482
Fair value as of March 31, 2021	$ 1,632,013	$ 1,604,359